Note 12 - Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended												12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Net income (loss) attributable to common shareholders													$ (7,319,856)	$ (98,116)	$ 294,163
Basic weighted average shares (in shares)													10,272,749	10,201,825	10,141,234
Stock options (in shares)															4,062
Diluted weighted average shares (in shares)													10,272,749	10,201,825	10,145,296
Basic (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.15)	$ (0.47)	$ 0.02	$ 0	$ (0.01)	$ (0.03)	$ 0	$ 0.01	$ 0.03	$ (0.02)	$ (0.71)	$ (0.01)	$ 0.03
Diluted (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.15)	$ (0.47)	$ 0.02	$ 0	$ (0.01)	$ (0.03)	$ 0	$ 0.01	$ 0.03	$ (0.02)	$ (0.71)	$ (0.01)	$ 0.03